Income taxes - Income Tax Expense (Recovery) Attributable to Income (Loss) (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Expenses [Line Items]
Income tax expenses, current	3,674	2,526
Income tax expenses, deferred	13,133	6,629
Income tax expense	16,807	9,155
CANADA
Income Tax Expenses [Line Items]
Income tax expenses, current	5,660	1,532
Income tax expenses, deferred	(3,538)	881
Income tax expense	2,122	2,413
UNITED STATES
Income Tax Expenses [Line Items]
Income tax expenses, current	(1,986)	994
Income tax expenses, deferred	16,671	5,748
Income tax expense	14,685	6,742